Cover	Feb. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2021
Entity File Number	001-36384
Entity Registrant Name	MAGNITE, INC.
Entity Central Index Key	0001595974
Entity Tax Identification Number	20-8881738
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12181 Bluff Creek Drive
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90094
City Area Code	(310)
Local Phone Number	207-0272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	MGNI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable